Bank Indebtedness - Summary of Company's Bank Indebtedness Arising from Financing Activities (Detail) - Secured Asset Based Revolving Credit Facility [Member] - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Bank Indebtedness [Line Items]
Beginning balance	$ 1.9	$ 0.1
Revolving Credit Facility drawn	48.1	44.8
Repayment of Revolving Credit Facility	(49.8)	(43.0)
Foreign exchange	0.1
Ending balance	$ 0.3	$ 1.9